Annual Total Returns [BarChart] - Western Asset Management Strategic Bond Opportunities Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	6.14%
Annual Return 2012	11.50%
Annual Return 2013	1.09%
Annual Return 2014	5.47%
Annual Return 2015	(1.72%)
Annual Return 2016	8.55%
Annual Return 2017	8.23%
Annual Return 2018	(3.80%)
Annual Return 2019	14.49%
Annual Return 2020	6.92%